Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 25, 2013	Dec. 26, 2012
Defined Contribution Plan Disclosure [Line Items]
Qualified compensation of employees that may be contributed, maximum	25.00%
Benefit contribution	$ 447,000	$ 396,000
First 3% of Annual Qualified Compensation [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of employees' annual qualified compensation matched	3.00%
Employer's matching contribution	100.00%
Next 2 % of Annual Qualified Compensation [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of employees' annual qualified compensation matched	2.00%
Employer's matching contribution	50.00%